Going Concern	12 Months Ended
Dec. 31, 2016
Going Concern
Going Concern

3. Going Concern

        As a result of a decrease in operating income of the Company and the charter attached market value of certain of its vessels caused principally by the cancellation of eight charters with Hanjin Shipping, which recently filed for receivership with the Seoul Central District Court, the Company was in breach of certain financial covenants under its Bank Agreement and its other credit facilities as of December 31, 2016. Refer to Note 12 for further details. The Company has obtained waivers of the breaches of the financial covenants, including the lenders rights to call the debt due to non-compliance with these financial covenants, until April 1, 2017. As these waivers were obtained for a period of less than the next 12 months from the balance sheet date, and in accordance with the guidance related to the classification of obligations that are callable by the lenders, the Company has classified its long-term debt, net of deferred finance costs as current, resulting in total current liabilities amounting to $2,566.3 million, which substantially exceeded its total current assets amounting to $136.0 million as of December 31, 2016. The Company is currently in discussions with its lenders regarding the non-compliance with these covenants absent an extension of these waivers. If the Company is unable to comply with the covenants in the debt agreements, obtain waivers or reach agreements with the lenders to modify or refinance such debt agreements, the Company may have to restructure its obligations in a court supervised process or otherwise. These conditions and events raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time. However, the Company continues to generate positive cash flows from its operations and currently is in a position to service all its operational obligations as well as all scheduled principal and interest payments under the original terms of the debt agreements.

        In light of the above, the consolidated financial statements were prepared assuming that the Company will continue as a going concern. Therefore, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, other than the reclassification of long-term debt to current liabilities as described above, or any other adjustments that might result in the event the Company is unable to continue as a going concern.